Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) - Motor Vehicles, Buildings And Other Equipment [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 1,138
2017	714
2018	493
2019	404
2020	315
Thereafter	$ 301